Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) (Parenthetical)	6 Months Ended
	Jun. 30, 2023 USD ($) shares
Accrued expenses | $	$ 1,000,000	[1]
Greentree Financia Group Inc. [Member]
Issuance of common share acquired	6,667
Greentree Financia Group Inc. [Member] | Greentree [Member]
Accrued expenses | $	$ 1,000,000
Common Stock [Member]
Issuance shares of common stock to directors and officers	10,000	[2]
Issuance of common share acquired	6,667	[2]
Accrued expenses | $		[1],[2],[3]
Common Stock [Member] | Jupiter Wellness Acquisition Corp. [Member]
Issuance shares of common stock to directors and officers	10,000

[1]	Issuance of 6,667 shares of Chijet Motor Ordinary Shares to Greentree due to the conversion of Shandong Baoya’s accrued expenses of $1,000,000 pursuant to the financial consulting agreements with Greentree as discussed in Note 1(c).
[2]	Par value of ordinary shares, treasury stock, additional paid-in capital and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(b) and the reverse recapitalization that is discussed in Note 1(c).
[3]	Less than $1000.